Related Parties - Disclosure of Related Parties Outstanding Balances (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Related Party [Abstract]
Unamortized deferred transaction costs and issuance discount	$ 318